Schedule of intangible assets (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Beginning balance	£ 423,837
Ending balance	483,577	£ 423,837
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	514,494	344,396
Additions	123,191	170,098
Ending balance	637,685	514,494
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	90,657	38,768
Additions	63,451	51,889
Ending balance	154,108	90,657
Computer software [member]
IfrsStatementLineItems [Line Items]
Beginning balance	26,598
Ending balance	10,077	26,598
Computer software [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	49,613	36,380
Additions		13,233
Ending balance	49,613	49,613
Computer software [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	23,015	9,433
Additions	16,521	13,582
Ending balance	39,536	23,015
Patent and license cost [member]
IfrsStatementLineItems [Line Items]
Beginning balance	397,239
Ending balance	473,500	397,239
Patent and license cost [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	464,881	308,016
Additions	123,191	156,865
Ending balance	588,072	464,881
Patent and license cost [member] | Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	67,642	29,335
Additions	46,930	38,307
Ending balance	£ 114,572	£ 67,642